Note 2 - Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities Measured On Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Total assets measured at fair value, gains (losses)	$ 105	$ (0)
Fair Value, Recurring [Member] | Reported Value Measurement [Member]
Forward liability (Note 3)	278		$ 278
Available-for-sale debt securities	1,645
Trading debt securities	12,521
Total assets measured at fair value	14,166
Total liabilities measured at fair value	278
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Forward liability (Note 3)	0		0
Available-for-sale debt securities	0
Trading debt securities	0
Total assets measured at fair value	0
Total liabilities measured at fair value	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Forward liability (Note 3)	0		0
Available-for-sale debt securities	1,645
Trading debt securities	12,521
Total assets measured at fair value	14,166
Total liabilities measured at fair value	0
Fair Value, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Forward liability (Note 3)	278		$ 278
Available-for-sale debt securities	0
Available-for-sale debt securities, gains (losses)	0
Trading debt securities	0
Trading debt securities, gains (losses)	105
Total assets measured at fair value	0
Total assets measured at fair value, gains (losses)	105
Total liabilities measured at fair value	$ 278